COMMITMENTS AND CONTINGENCIE - Additional Information (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financings With Failed Sale Lease Back Transactions [Member] | Zhejiang Yuhui Investment Co., Ltd
COMMITMENTS AND CONTINGENCIES [Line Items]
Guarantor Obligations, Current Carrying Value	$ 1,766,035	$ 18,256,841